SCHEDULE OF DEFERRED SHARE UNITS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance	296,666	296,666
Outstanding, weighted average fair value | $ / shares		$ 2.74
Weighted average years until expiry, outstanding	10 months 17 days
Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance	168,750	168,750	168,750
Outstanding, weighted average fair value | (per share)	$ 1.38	$ 1.38	$ 1.38
Weighted average years until expiry, outstanding	0 years
August 2024 one [member]
IfrsStatementLineItems [Line Items]
Outstanding balance	68,751	68,751
Outstanding, weighted average fair value | $ / shares		$ 1.38
Weighted average years until expiry, outstanding	3 months
August 2024 one [member] | Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance	168,750	168,750
Outstanding, weighted average fair value | $ / shares		$ 1.38
Weighted average years until expiry, outstanding	0 years